Related Parties Transactions (Details) - Schedule of Accounts Receivable Due From Related Parties - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Rgene [Member]
Schedule of Accounts Receivable Due From Related Parties [Line Items
Accounts receivable due from related parties	$ 10,463	$ 10,463
Related Party [Member]
Schedule of Accounts Receivable Due From Related Parties [Line Items
Accounts receivable due from related parties	$ 10,463	$ 10,463